Equity (Distributions) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016
Northern Tier Energy LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.18	$ 0.38		$ 0.56
Western Refining Logistics, LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.4025	$ 0.3925
Incentive Distribution, Distribution		$ 900		$ 140	$ 1,700	$ 160
Subsequent Event [Member] | Western Refining Logistics, LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.4125						$ 1.2075